Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value		$ 0.0001	$ 0.0001
Redeemable Senior Preferred Units
Redeemable preferred stock, par value		$ 0	$ 0
Redeemable preferred stock, share authorized		0	100
Redeemable preferred stock, share issued		0	100
Redeemable preferred stock, share outstanding		0	100
Redeemable preferred stock, liquidation preference		$ 0	$ 214,008,000
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000	0
Common stock, shares issued	79,166,943	79,091,871	0
Common stock, shares outstanding	79,166,943	79,091,871	0
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	250,000,000	250,000,000	0
Common stock, shares issued	118,200,000	118,200,000	0
Common stock, shares outstanding	118,200,000	118,200,000	0
Redeemable Preferred Units
Redeemable preferred stock, par value		$ 0	$ 0
Redeemable preferred stock, share authorized		0	100
Redeemable preferred stock, share issued		0	100
Redeemable preferred stock, share outstanding		0	100